Schedule of Investments (unaudited)
June 30, 2026
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 62.1%
BlackRock Technology Opportunities Fund, Class K	849,599	$ 95,010,670
International Tilts Master Portfolio	$ 157,982,191	157,982,191
iShares Core MSCI Emerging Markets ETF	1,085,832	89,950,323
iShares Core S&P 500 ETF	496,801	372,049,301
iShares Large Cap Core Active ETF	890,600	44,859,522
iShares MSCI Global Gold Miners ETF	266,890	17,241,094
iShares MSCI U.S.A. Momentum Factor ETF(b)	215,197	73,775,988
iShares S&P 500 Growth ETF	1,139,076	156,657,122
iShares S&P 500 Value ETF	591,914	134,399,993
iShares U.S. Aerospace & Defense ETF	275,558	66,800,770
iShares U.S. Equity Factor Rotation Active ETF	2,002,815	136,211,448
iShares U.S. Thematic Rotation Active ETF	1,045,207	45,058,874
		1,389,997,296
Fixed-Income Funds — 37.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	13,556,984	132,451,738
BlackRock Total Return Fund, Class K	24,546,777	243,504,031
iShares 10-20 Year Treasury Bond ETF	1,155,251	115,929,438
iShares Core International Aggregate Bond ETF	1,298,756	65,717,054
iShares Core Universal USD Bond ETF	1,933,385	89,225,718
iShares Flexible Income Active ETF	916,035	47,945,272
iShares Securitized Income Active ETF(b)	1,757,253	87,616,634
iShares U.S. Treasury Bond ETF	2,880,504	65,617,881
		848,007,766
Total Long-Term Investments — 100.0% (Cost: $1,914,301,605)		2,238,005,062

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(a)(c)(d)	37,798,226	$ 37,809,565
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(a)(c)	2,279,127	2,279,127
Total Short-Term Securities — 1.8% (Cost: $40,087,340)		40,088,692
Total Investments — 101.8% (Cost: $1,954,388,945)		2,278,093,754
Liabilities in Excess of Other Assets — (1.8)%		(41,142,460)
Net Assets — 100.0%		$ 2,236,951,294

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 65,386,730	$ —	$ (27,574,849)(a)	$ (2,051)	$ (265)	$ 37,809,565	37,798,226	$ 152,067 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	795,850	1,483,277 (a)	—	—	—	2,279,127	2,279,127	77,699	—
BlackRock Strategic Income Opportunities Portfolio, Class K	118,730,202	20,109,701	(6,158,999)	(65,297)	(163,869)	132,451,738	13,556,984	4,998,106	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$ 84,433,324	$ 6,997,517	$ (25,042,666)	$ 6,837,268	$ 21,785,227	$ 95,010,670	849,599	$ 1,170,578	$ 3,945,909
BlackRock Total Return Fund, Class K	218,428,070	38,575,366	(10,824,831)	(181,767)	(2,492,807)	243,504,031	24,546,777	7,716,786	243,953
International Tilts Master Portfolio	63,939,051	75,090,703 (a)(c)	—	2,967,738	15,984,699	157,982,191	$157,982,191	1,709,398	—
iShares 10- 20 Year Treasury Bond ETF	137,784,657	6,879,969	(25,494,157)	(444,153)	(2,796,878)	115,929,438	1,155,251	4,116,920	—
iShares Core International Aggregate Bond ETF	58,820,595	10,719,056	(3,160,801)	(71,359)	(590,437)	65,717,054	1,298,756	2,131,334	—
iShares Core MSCI Emerging Markets ETF	118,415,722	22,341,136	(82,662,946)	17,944,594	13,911,817	89,950,323	1,085,832	3,035,707	—
iShares Core S&P 500 ETF	164,159,880	260,839,112	(69,049,371)	28,209,238	(12,109,558)	372,049,301	496,801	1,783,651	—
iShares Core Universal USD Bond ETF	42,083,702	90,214,092	(42,769,493)	1,125,834	(1,428,417)	89,225,718	1,933,385	911,157	—
iShares Flexible Income Active ETF	58,832,915	6,875,615	(16,732,764)	(263,490)	(767,004)	47,945,272	916,035	2,466,873	153,341
iShares J.P. Morgan USD Emerging Markets Bond ETF(d)	38,930,901	41,380,868	(80,268,109)	2,887,949	(2,931,609)	—	—	983,622	—
iShares Large Cap Core Active ETF	—	41,707,734	(4,969,888)	733,939	7,387,737	44,859,522	890,600	55,228	—
iShares MSCI EAFE Value ETF(d)	62,685,908	1,575,789	(67,995,440)	23,963,352	(20,229,609)	—	—	962,568	—
iShares MSCI Global Gold Miners ETF	—	20,572,127	(4,070,126)	882,661	(143,568)	17,241,094	266,890	256,844	—
iShares MSCI U.S.A. Momentum Factor ETF	41,644,403	76,951,012	(72,066,840)	7,998,339	19,249,074	73,775,988	215,197	361,872	—
iShares MSCI USA Quality Factor ETF(d)	144,785,022	2,141,875	(154,606,404)	42,844,466	(35,164,959)	—	—	429,076	—
iShares S&P 100 ETF(d)	118,264,376	2,012,472	(119,003,683)	7,168,129	(8,441,294)	—	—	300,023	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares S&P 500 Growth ETF	$ 144,493,027	$ 5,355,413	$ (13,344,521)	$ 3,005,699	$ 17,147,504	$ 156,657,122	1,139,076	$ 421,110	$ —
iShares S&P 500 Value ETF	116,465,858	45,037,183	(41,744,160)	2,579,569	12,061,543	134,399,993	591,914	1,827,766	—
iShares Securitized Income Active ETF	79,132,684	12,496,477	(3,704,531)	(30,493)	(277,503)	87,616,634	1,757,253	3,226,951	—
iShares U.S. Aerospace & Defense ETF	40,709,859	21,013,874	(2,097,031)	(20,448)	7,194,516	66,800,770	275,558	83,454	—
iShares U.S. Equity Factor Rotation Active ETF	158,724,376	4,354,355	(45,643,828)	6,287,886	12,488,659	136,211,448	2,002,815	953,343	—
iShares U.S. Thematic Rotation Active ETF	—	61,179,219	(25,383,759)	3,226,043	6,037,371	45,058,874	1,045,207	95,558	—
iShares U.S. Treasury Bond ETF	—	68,283,491	(2,198,117)	(8,528)	(458,965)	65,617,881	2,880,504	568,483	—
				$ 157,575,118	$ 45,251,405	$ 2,278,093,754		$ 40,796,174	$ 4,343,203

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 60/40 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 2,080,022,871	$ —	$ —	$ 2,080,022,871
Short-Term Securities
Money Market Funds	40,088,692	—	—	40,088,692
	$ 2,120,111,563	$ —	$ —	2,120,111,563
Investments valued at NAV(a)				157,982,191
				$ 2,278,093,754

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund